21. EQUITY (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EquityAbstractLineItems [Line Items]
Capital reserve	R$ 142,080	R$ 192,845
Capital reserve [member]
EquityAbstractLineItems [Line Items]
Result on sale and exchange of shares	125,532	125,532	R$ 125,532
Share based payment	223,191	223,011	229,872
Acquisition of non-controlling entities	(206,423)	(155,478)	(239,830)
Capital transactions with subsidiaries	(220)	(220)	(220)
Capital reserve	R$ 142,080	R$ 192,845	R$ 115,354